5. Loans and Allowance for Loan Losses, Credit Risk Profile (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Multi Family [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 16,326
Multi Family [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,719
Multi Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,252
Construction and Land Loans [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,091
Construction and Land Loans [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,745
Construction and Land Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,231
Commercial, Owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	31,018
Commercial, Owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	20,987
Residential 1-4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	186,829	175,860
Residential 1-4 family [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		90,569
Residential 1-4 family [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		38,958
Residential 1-4 family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		4,678
Residential 1-4 family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		8,518
Residential 1-4 family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Residential 1-4 family [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		33,137
Residential 1-4 family [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	29,494
Residential 1-4 family [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	100,767
Residential 1-4 family [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	44,021
Residential 1-4 family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,640
Residential 1-4 family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	9,907
Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	21,131	20,592
Multi Family [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		15,419
Multi Family [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,049
Multi Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,124
Multi Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Multi Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Multi Family [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Multi Family [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6
Multi Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	828
Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,246	9,322
Farmland [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		4,128
Farmland [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,699
Farmland [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		6
Farmland [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	841	666
Farmland [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Farmland [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		823
Farmland [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	37
Farmland [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,090
Farmland [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,080
Farmland [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	198
Construction and Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	18,518	18,509
Construction and Land Loans [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		8,123
Construction and Land Loans [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,733
Construction and Land Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,652
Construction and Land Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	173	1,576
Construction and Land Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Construction and Land Loans [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,425
Construction and Land Loans [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,278
Commercial, Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	70,748	71,459
Commercial, Owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		27,712
Commercial, Owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		22,007
Commercial, Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		6,823
Commercial, Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	10,590	8,620
Commercial, Owner Occupied [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		466
Commercial, Owner Occupied [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		5,831
Commercial, Owner Occupied [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,159
Commercial, Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,994
Commercial, Non owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	32,173	37,117
Commercial, Non owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		15,153
Commercial, Non owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		11,148
Commercial, Non owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,507
Commercial, Non owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,916	6,814
Commercial, Non owner Occupied [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Commercial, Non owner Occupied [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,495
Commercial, Non owner Occupied [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	874
Commercial, Non owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	15,052
Commercial, Non owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	12,223
Commercial, Non owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,108
Consumer Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	21,186	20,776
Consumer Non Real Estate [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	20,953	20,630
Consumer Non Real Estate [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	233	146
Second Mortgages Non Real Estate Secured [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	14,574	15,818
Second Mortgages Non Real Estate Secured [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	14,440	15,444
Second Mortgages Non Real Estate Secured [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	134	374
Commercial Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	31,586	31,575
Commercial Non Real Estate [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	31,139	31,309
Commercial Non Real Estate [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	447	266
Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,683	3,376
Agricultural [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,683	3,376
Agricultural [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans